Employee Benefits - Summary of Principal Assumptions Used for Purpose of Actuarial Valuation of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of actuarial assumptions [line items]
Discount rate	5.70%	5.75%
Expected return on plan assets	5.70%	5.75%
Expected rate of salary increase	6.44%	6.40%
Weighted average duration of defined benefit obligations	6 years 6 months 10 days	7 years 10 days
Provident fund [member]
Disclosure of actuarial assumptions [line items]
Discount rate	6.50%	6.55%
Weighted average remaining tenure of investment portfolio	13 years 9 months 21 days	6 years 8 months 15 days
Guaranteed rate of return	8.25%	8.25%